UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07850

Allegiant Advantage Fund

(Exact name of registrant as specified in charter)

760 Moore Road King of Prussia, PA 19406

(Address of principal executive offices) (Zip code)

Audrey C. Talley, Esq.

Drinker Biddle & Reath LLP

One Logan Square

18th & Cherry Streets

Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-364-4890

Date of fiscal year end: May 31

Date of reporting period: May 31, 2006

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Annual Report to Shareholders is attached herewith.

Institutional Money Market Fund

[GRAPHIC OMITTED]

                                                                   ANNUAL REPORT
                                                                   May 31, 2006

The Discipline of Investing, a Commitment to Results

     TABLE OF CONTENTS ALLEGIANT
ADVANTAGE FUND
ANNUAL REPORT

    Report of Independent Registered Public Accounting Firm ..  8

This material must be preceded or accompanied by a prospectus.

You should consider the investment objective, risks, charges, and expenses of the Allegiant Advantage Institutional Money Market Fund (the "Fund") carefully before investing. A prospectus and other information about the Fund may be obtained by calling your investment professional, calling 1-800-364-4890 or downloading one at www.allegiantfunds.com. Please read it carefully before you invest or send money.

              NOT FDIC INSURED . NO BANK GUARANTEE . MAY LOSE VALUE

Allegiant Asset Management Company ("AAM") serves as investment adviser to the
Fund, for which it receives an investment advisory fee. The Fund is distributed by Professional Funds Distributor, LLC ("PFD"), 760 Moore Road, King of Prussia,
PA 19406. PFD is not affili ated with AAM and is not a bank.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

                            Allegiant Advantage Institutional Money Market Fund
                                                              CHAIRMAN'S MESSAGE

JULY 2006
Dear Shareholders:

We are pleased to provide you with important annual information about Allegiant
Advantage Institutional Money Market Fund, as well as a review of the financial markets and the events shaping the global markets. During the year ended May 31,
2006, total net assets increased by $846 million to $1.52 billion. We encourage you to review the audited financial information contained in this report to stay informed about your investments.

We also are pleased to welcome three new Trustees - Tim Swanson, President and
CEO, Dorothy Berry, and Kelley Brennan - whose industry expertise will be very helpful to our Board. They replaced three retiring Trustees - Herb Martens,
President and CEO, Bob Farling, and Bill Pullen - who made valuable contributions to the Funds over many years.

If you have questions regarding the Fund or other funds offered by Allegiant
Funds, we encourage you to contact a representative at 1-800-364-4890. More information about Allegiant is available on our website, www.allegiantfunds.com.

Thank you for making Allegiant part of your investment portfolio and we look forward to working with you in the year ahead.

Sincerely,

/s/ Robert D. Neary
Robert D. Neary
Chairman

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                                                                               1

Allegiant Advantage Institutional Money Market Fund
MESSAGE FROM THE INVESTMENT ADVISER

JULY 2006
Dear Shareholders:

We have experienced a transformational year at Allegiant Asset Management
Company and it makes writing this letter so rewarding. I am confident we will reach our strategic objective to deliver strong investment performance and unparalleled service because we have highly engaged, motivated professionals, who deliver on their commitments. As adviser to the fund complex, I would like to highlight several themes that illustrate our approach to become your investment manager of choice:

   o     Driving investment excellence: In the past two years, Allegiant took decisive steps to solidify the investment processes and strategies implemented by our portfolio management teams.

   o     Strengthening our platform for future growth: Allegiant marked the beginning of 2006 with completion of significant systems conversions that are critical to expanding our existing infrastructure, creating greater efficiencies and streamlining reporting and compliance monitoring.

   o     Creating a dynamic culture within our organization: With the input and feedback from within, Allegiant supports an investment management firm where our team members are valued and empowered. Simultaneously,
         Allegiant continues to attract established talent to build top-tier investment management teams.

These initiatives are important to our future success because they enable us to create value for you as Allegiant Advantage Fund shareholders.

For your reference, the firm's economic overview is presented on the following pages for insight into market events during this period. We are pleased to share this information with you and hope you find it helpful in planning for your financial goals.

Sincerely,

/s/ John Abunassar
John Abunassar
President & CEO

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Allegiant Asset Management Company

                            Allegiant Advantage Institutional Money Market Fund
                                                    ECONOMIC AND MARKET OVERVIEW
JULY 2006

Concern over rising inflation pressures dominated the actions of the Federal
Reserve Board (the "...the red-hot housing market appears to be cooling and real interest rates are now positive..." "Fed"), which led to a series of measured tightening moves over the past year. The Fed enacted eight straight interest rate hikes to curb the accessibility of credit for both consumers and corporations. This trend dates back to the summer of 2004, when the Fed began moving the federal funds target higher by 25 basis points at each Federal Open
Markets Committee (FOMC) meeting. This tactic resulted in an increase in the overnight interest rate from 1% in 2004 to 5.25% by the late spring of 2006.
This overall approach seemed to have had the desired effect - the red-hot housing market appears to be cooling and real interest rates are now positive, suggesting that the Fed may have gained some ground in their mission to control inflation.

The bond markets followed the Fed's lead for most of the year, with interest rates moving higher in tandem with the Fed's interest rate moves. Although it was an attractive environment for cash investors, the overall bond market, as measured by the Lehman Aggregate Bond Index, produced a slightly negative return of -0.48% for the year ended May 31, 2006. The relative impact of the Fed was less significant for longer duration bonds. The yield curve flattened accordingly, as witnessed by yields on six-month Treasury bills increasing from
3.11% to 5.06% versus 3.98% to 5.12% for 10-year Treasury notes over the last year.

Interest rate volatility declined throughout most of the year, at least partially a result of the Fed's transparency about their actions and intentions.
The mortgage-backed sector was the biggest beneficiary of this decline in volatility, as both the risk of prepayments and actual prepayments steadily declined throughout the year.

For the most part, corporate spreads tightened, as the appetite for risk ratcheted higher each month, both domestically and globally. The riskier assets performed the best, so it was no surprise that high yield corporate bonds with credit ratings below investment grade led the returns. Those with lower quality tended to reap the higher returns within the high yield arena.

The U.S. has not been alone in removing excess liquidity - a higher level of funds than is normally desirable - from the market. Europe has also been moving interest rates higher to combat inflation. China moved its official interest rate higher in order to control their growth. Perhaps of greatest impact, Japan officially declared victory against deflation. One tangible, relatively recent result of this policy change was the breakdown in the Yen "carry trade" that we saw in May 2006. The Yen was cheap to borrow - meaning interest rates in Japan were low. As a result, investors could borrow money in yen for practically nothing and invest that money almost anywhere in the world and make money, as returns across most markets were in excess of the borrowing costs.

And, it wasn't just the mention of a possible move in Japanese interest rates that shook the markets. The consensus expectation was that the Fed was nearing the end of its tightening cycle and was Commentary provided by Allegiant Asset
Management Company approaching a pause. This conclusion was in large part based on the relatively benign inflation data over recent months.

                                                                               3

Allegiant Advantage Institutional Money Market Fund
ECONOMIC AND MARKET OVERVIEW

Beginning with data in May, the inflation outlook did not look so sanguine - the fear was that "The easy money and high liquidity that served the markets so well might be dissipating." inflation was less subdued. Comments from Ben Bernanke, recently appointed Federal Reserve Board Chairman, regarding the need to contain inflation, when coupled with tightening global liquidity and slowing growth, led many investors to flee riskier assets. Those assets perceived as most precarious suffered the most and market volatility picked up both domestically and abroad.

What's ahead?

We believe the latest data continues to show an inflation pick-up. The question of further U.S. tightening is coupled with synchronized global tightening. The easy money and high liquidity that served the markets so well might be dissipating. Some are worried that the Fed's actions could go too far leading to undesirable consequences, particularly when coupled with the rise of further global tightening, an indebted consumer and a weak dollar. The U.S.' current account balance - the difference between goods/services imported and exported -
is grossly out of balance. We import far more than we export. The cumulative effect could lead to slow growth plus increased inflationary pressures. The Fed may encounter a potentially tough situation with the need to raise rates in a low growth scenario.

It seems that the U.S. economy is in the midst of a modest slowdown, but that this slowdown was anticipated and priced accordingly into the market. The lag effect of Fed tightening is expected to bring gross domestic product (GDP) down to a non-inflationary sustainable pace of approximately 3% by year-end. Core inflation numbers are slightly above the preferred range of the Fed, but inflation pressures should gradually subside as the lag effect of Fed policy gradually takes effect.

Corporate bonds, given their tight spreads over Treasuries, are vulnerable to a decline in economic activity as well as the potential of corporate debt to equity re-leveraging.

Housing is arguably the biggest single risk to the economy. While the expected path for housing is a modest cooling, the risk remains that a bubble bursts.
While most housing indicators have weakened in recent months, they remain at historically strong levels, suggesting a gradual deceleration of housing price appreciation, rather than a material decline, is unfolding. Interest rates remain relatively low. In particular, mortgage rates are "high" only from a very short historical perspective. We believe that a mortgage rate of approximately
6.5% should not dissuade too many potential homebuyers.

Going forward, all eyes remain fixed on the Fed, as the markets obsess with marginal Fed policy moves. Consequently, the markets are in some ways held hostage to the Fed's "pause."

                            Allegiant Advantage Institutional Money Market Fund
                                     SUMMARY OF PORTFOLIO HOLDINGS/EXPENSE TABLE

The table below presents portfolio holdings as a percentage of total investments as of May 31, 2006.

                    Portfolio Holdings
Commercial Paper                                 53.0%
Repurchase Agreements                            14.5
Corporate Bonds                                  14.0
Certificates of Deposit                           7.5
Municipal Securities                              4.2
Federal National Mortgage Association             2.3
Money Market Fund                                 1.1
Master Notes                                      1.3
Funding Agreements                                1.3
Federal Home Loan Bank                            0.5
Cash Equivalent                                   0.3
                                                100.0%

--------------------------------------------------------------------------------
All mutual funds have operating expenses. As a shareholder of the Fund, you incur operating expenses including investment advisory fees, distribution
(12b-1) fees and other Fund expenses. Such expenses, which are deducted from the
Fund's gross income, directly reduce the investment return of the Fund. The
Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The Expense Table is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (December 1, 2005 to May 31, 2006).

The Expense Table illustrates your Fund's costs in two ways.

o  Actual Expenses. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and "Expenses Paid During Period"
   shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
   To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Class of the Fund under the heading "Expenses Paid
   During Period".

o  Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund's costs with those of other mutual funds. It is based on your Fund's actual expense ratio and assumes that your Fund had an annual return of 5% before expenses during the period shown. In this case -
   because the return used is not your Fund's actual return - the results may not be used to estimate your actual ending account value or expenses you paid during this period. The example is useful in making comparisons between your
   Fund and other funds because the Securities and Exchange Commission (the
   "SEC") requires all mutual funds to calculate expenses based on an annual 5%
   return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

                                               Expense Table

                                Beginning              Ending                                    Expenses
                              Account Value         Account Value           Annualized         Paid During
 Actual                          12/1/05               5/31/06            Expense Ratio           Period*
 Institutional Class           $  1,000.00           $  1,022.37               0.17%             $  0.86
----------------------         -----------           -----------               ----              -------
 Advisor Class**                  1,000.00              1,000.00                  -                    -
----------------------         -----------           -----------               ----              -------
 Hypothetical***
----------------------         -----------           -----------               ----              -------
 Institutional Class              1,000.00              1,024.08               0.17                 0.86
----------------------         -----------           -----------               ----              -------
 Advisor Class                    1,000.00              1,023.83               0.22                 1.11
----------------------         -----------           -----------               ----              -------

*   Expenses are equal to each Class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days
    (182) in the most recent fiscal half-year, then divided by 365.

**  During the year ended May 31, 2006, net assets amounted to $10, representing initial seed capital. There was no other shareholder activity in the Class during the reporting period; therefore, no ratio or expenses are presented.

*** Assumes annual return of 5% before expenses.

                                                                               5

Allegiant Advantage Institutional Money Market Fund
TRUSTEES AND OFFICERS OF THE TRUST

                                Position(s)             Length
Name, Address/1/              Held with the            of Time
Age                               Trust                Served/2/
Independent Trustees

Robert D. Neary             Chairman of the        Since August
72                             Board and               1998
                                Trustee

Dorothy A. Berry                Trustee             Since April
62                                                     2006

Kelley J. Brennan               Trustee             Since April
63                                                     2006

John F. Durkott                 Trustee            Since August
62                                                     1998

Richard W. Furst              Trustee and          Since August
67                          Chairman of the            1998
                            Audit Committee

Gerald L. Gherlein              Trustee            Since August
68                                                     1998

Dale C. LaPorte                 Trustee             Since April
64                                                     2005

Kathleen A. Obert               Trustee            Since August
47                                                     2002

Interested Trustees

John G. Breen/5/                Trustee            Since August
72                                                     2002

Timothy L. Swanson/5/        President, CEO            Since
38                             and Chief             February
                             Legal Officer             2006

                                Trustee             Since April
                                                       2006

                                                   Principal                                 Number of
                                                 Occupation(s)                           Portfolios in the
                                             During Past 5 Years/                          Fund Complex
Name, Address/1/                            Other Directorships/3/                           Overseen
Age                                          Held by Board Member                           by Trustee/4/
Independent Trustees

Robert D. Neary          Retired; Co-Chairman of Ernst & Young, 1984 - 1993;                    33
72                       Director, Strategic Distribution, Inc.; Director,
                         Commercial Metals Company.

Dorothy A. Berry         President, Talon Industries, Inc. (administrative,                     33
62                       management and business consulting), since 1986;
                         Chairman and Director, Professionally Managed
                         Portfolios.

Kelley J. Brennan        Retired; Partner, PricewaterhouseCoopers LLP,                          33
63                       1981 - 2002.

John F. Durkott          President and CEO, Kittle's Home Furnishings Center,                   33
62                       Inc. ("Kittle's"), since 2002; President and Chief
                         Operating Officer, Kittle's, 1982 - 2002; Partner,
                         Kittle's Bloomington Properties LLC, 1981 - 2003; KK&D
                         LLC, 1989 - 2003; KK&D II LLC, 1998 - 2003 (affiliated
                         real estate companies of Kittle's).

Richard W. Furst         Dean Emeritus, since 2003; Dean, 1981 - 2003; Garvice                  33
67                       D. Kincaid Professor of Finance, since 1981; Gatton
                         College of Business and Economics, University of
                         Kentucky.

Gerald L. Gherlein       Retired; Executive Vice President and General Counsel,                 33
68                       Eaton Corporation (global manufacturing), 1991 - 2000.

Dale C. LaPorte          Senior Vice President and General Counsel, Invacare                    33
64                       Corporation (manufacturer of health care products), since
                         2005; Partner, 1974 - 2005; Chairman of Executive
                         Committee, 2000 - 2004, Calfee, Halter & Griswold LLP.

Kathleen A. Obert        Chairman and CEO, Edward Howard & Co. (public                          33
47                       relations agency), since 2001; CEO, Edward Howard &
                         Co., 2000 - 2001.

Interested Trustees

John G. Breen/5/         Retired; Chairman and CEO, The Sherwin Williams Co.                    33
72                       (manufacture, distribution and sale of coatings), until
                         2000; Director, Goodyear Tire & Rubber Co.; Director,
                         The Stanley Works.

Timothy L. Swanson/5/    Executive Vice President and Chief Investment Officer,                 33
38                       National City Corporation (bank holding company),
                         since 2003; Managing Director and Head of Equity
                         Management, Evergreen Private Asset Management, 2002 -
                         2003; Senior Vice President and Head of Equity
                         Securities, Wachovia Asset Management, 1999 - 2002.

                                      Position(s)         Length
Name, Address/1/                    Held with the        of Time
Age                                     Trust            Served/2/
Officers

Kathleen T. Barr/6/                 Senior Vice          Since
200 Public Square, 5th Floor      President, Chief     February
Cleveland, OH 44114                Administrative        2003
51                               Officer and Chief
                                     Compliance
                                      Officer

Patrick Glazar/6/                    Treasurer           Since
103 Bellevue Parkway                                   February
Wilmington, DE 19809                                     2006
38

John Kernan/6/                       Assistant           Since
200 Public Square, 5th Floor         Treasurer         February
Cleveland, OH 44114                                      2005
40

Audrey C. Talley/6/                  Secretary           Since
One Logan Square                                       February
18th and Cherry Streets                                  2005
Philadelphia, PA 19103-6996
52

                                                         Principal                                 Number of
                                                        Occupation(s)                          Portfolios in the
                                                     During Past 5 Years/                        Fund Complex
Name, Address/1/                                    Other Directorships/3/                         Overseen
Age                                                  Held by Board Member                        by Trustee/4/
Officers

Kathleen T. Barr/6/              Senior Vice President (formerly Vice President), National            N/A
200 Public Square, 5th Floor     City Bank, and Managing Director, Allegiant Asset
Cleveland, OH 44114              Management Group, since June 1999; Managing
51                               Director, Allegiant Asset Management Company, since
                                 May 1996.

Patrick Glazar/6/                Assistant Vice President and Director, Accounting and                N/A
103 Bellevue Parkway             Administration, PFPC Inc., since September 2002; Senior
Wilmington, DE 19809             Manager, PFPC Inc., 1994 to 2002.
38

John Kernan/6/                   Vice President, National City Bank, and Managing                     N/A
200 Public Square, 5th Floor     Director of Fund Administration, Allegiant Asset
Cleveland, OH 44114              Management Group, since July 2004; Vice President and
40                               Senior Director of Fund Administration, State Street
                                 Bank and Trust Company, 1998 to 2004.

Audrey C. Talley/6/              Partner, Drinker Biddle & Reath LLP (law firm).                      N/A
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
52

/1/  Each Trustee can be contacted by writing to Allegiant Advantage Fund, c/o
     John Kernan, 200 Public Square, 5th Floor, Cleveland, OH 44114.
/2/  Each Trustee holds office until the next meeting of shareholders at which
     Trustees are elected following his or her election or appointment and until his or her successor has been elected and qualified.
/3/  Includes directorships of companies required to report to the SEC under the
     Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.
/4/  The "Fund Complex" consists of all registered investment companies for which Allegiant Asset Management Company (the "Adviser") or any of its
     affiliates serves as investment adviser including Allegiant Advantage Fund
     ("Advantage") and Allegiant Funds ("Allegiant"). In addition to Advantage, each Trustee serves as a Trustee of Allegiant. Mr. Neary and Mr. Swanson also serve as Chairman and President/CEO/Chief Legal Officer, respectively, of Allegiant. The number of portfolios overseen by the Trustees includes 1 portfolio of Advantage and 32 portfolios of Allegiant that are offered for sale as of the date of this Annual Report. The Trustees of Allegiant have authorized additional portfolios that have not yet been made available to investors.
/5/  Mr. Breen is considered to be an "interested person" of Advantage as defined in the 1940 Act because he owns shares of common stock of National
     City Corporation ("NCC"), the indirect parent company of the Adviser. Mr.
     Swanson is considered to be an "interested person" of Advantage because (1)
     he is Executive Vice President and Chief Investment Officer of NCC, and (2)
     he owns shares of common stock and options to purchase common stock of NCC.
/6/  Ms. Barr, Mr. Glazar, Mr. Kernan and Ms. Talley also serve as Officers of
     Allegiant in their same capacities. Ms. Barr previously served as Assistant
     Treasurer and Compliance Officer of Advantage and Allegiant from August
     2002 to February 2003. In addition, Drinker Biddle & Reath LLP serves as counsel to Advantage and Allegiant.
--------------------------------------------------------------------------------
For more information regarding the trustees and officers, please refer to the
Statement of Additional Information, which is available, without charge, upon request by calling 1-800-364-4890.

                                                                               7

Allegiant Advantage Institutional Money Market Fund
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Allegiant Advantage Fund

We have audited the accompanying statement of net assets of the Institutional
Money Market Fund (the "Fund") (the sole portfolio of Allegiant Advantage Fund)
as of May 31, 2006, and the related statement of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company
Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting.
Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the
Institutional Money Market Fund of the Allegiant Advantage Fund at May 31, 2006,
the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the periods indicated
therein, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
July 17, 2006

                                                                       Allegiant

Advantage Institutional Money Market Fund
FINANCIAL HIGHLIGHTS                                          Selected Per Share
                                                                 Data and Ratios
                           For the Year Ended May 31, unless otherwise indicated

                             Net Asset                                         Net Asset
                              Value,          Net          Dividends from       Value,
                             Beginning     Investment      Net Investment         End          Total
                              of Year       Income(+)         Income           of Year       Return
INSTITUTIONAL CLASS
2006                         $  1.00        $  0.04           $ (0.04)         $  1.00          4.00%
2005/(1)/                       1.00           0.01             (0.01)            1.00          1.40
ADVISOR CLASS*
2006                            1.00              -                 -             1.00           N/A
2005/(1)/                       1.00           0.01             (0.01)            1.00          0.54

                                                                                Ratio of
                                                               Ratio of        Expenses to         Ratio of Net
                                              Ratio of      Net Investment       Average        Investment Income
                             Net Assets     Expenses to        Income to        Net Assets        to Average Net
                            End of Year       Average         Average Net      (Before Fee            Assets
                               (000)         Net Assets         Assets           Waivers)      (Before Fee Waivers)
INSTITUTIONAL CLASS
2006                        $1,521,950          0.17%             4.10%            0.22%               4.05%
2005/(1)/                      676,417          0.17              2.42             0.24                2.35
ADVISOR CLASS*
2006                                 -           N/A               N/A              N/A                 N/A
2005/(1)/                            -          0.27              2.02             0.34                1.95

*     This Class is available to individual and institutional investors through a financial intermediary. During the year ended May 31, 2006, there was no shareholder activity in the Class; therefore, no ratios or total return are presented.
(+)   Per share data calculated using average shares outstanding method.
/(1)/ Commencement of operations was October 28, 2004 for the Institutional
      Class and November 19, 2004 for the Advisor Class. All ratios for the period have been annualized. Total return for the period has not been annualized.

See Notes to Financial Statements.

                                                                               9

Allegiant Advantage Institutional Money Market Fund
STATEMENT OF NET ASSETS
May 31, 2006

                                                     Par          Value
                                                    (000)         (000)
COMMERCIAL PAPER(+) - 53.0%
Banks - 2.7%
  ANZ
    4.845%, 06/26/06                               $10,000       $  9,966
  Deutsche Bank Financial
    5.070%, 06/01/06                                10,000         10,000
    5.020%, 06/02/06                                15,000         14,998
  Societe Generale North America
    4.840%, 06/12/06                                 6,000          5,991
                                                                 ========
                                                                   40,955
-------------------------------------------------------------------------
Finance-Automotive - 2.1%
  DaimlerChrysler Revolving Auto Conduit
    4.890%, 06/26/06                                12,000         11,959
    5.030%, 07/05/06                                10,000          9,953
    5.040%, 07/14/06                                10,000          9,940
                                                                 ========
                                                                   31,852
-------------------------------------------------------------------------
Financial Conduits - 40.4%
  Amstel Funding
    4.760%, 06/05/06                                10,000          9,995
    4.790%, 06/09/06                                 5,000          4,995
    5.060%, 08/15/06                                10,000          9,895
  Atlantis One Funding
    4.845%, 06/22/06                                10,000          9,972
    5.010%, 07/07/06                                10,000          9,950
    4.950%, 08/07/06                                 5,000          4,954
  Cancara Asset Securitization
    4.800%, 06/09/06                                13,000         12,986
    4.930%, 07/11/06                                10,000          9,945
    4.970%, 07/13/06                                 2,000          1,988
  Ciesco
    4.910%, 06/08/06                                 8,000          7,992
    5.110%, 08/04/06                                10,000          9,909
  Clipper Receivables
    5.010%, 06/07/06                                20,000         19,983
  Edison Asset Securitization LLC
    5.030%, 07/12/06                                 6,752          6,713
    5.080%, 08/08/06                                10,000          9,904
  Fountain Square Funding
    4.850%, 06/16/06                                 2,596          2,591
    4.970%, 07/14/06                                 6,000          5,964
    5.060%, 08/15/06                                10,000          9,895
  Galaxy Funding
    5.015%, 06/22/06                                10,000          9,971
    5.010%, 07/05/06                                10,000          9,953
    5.040%, 07/24/06                                 1,000            993
    5.060%, 08/17/06                                10,000          9,892
  Gemini Securitization
    5.010%, 06/20/06                                10,000          9,973
    5.070%, 08/01/06                                 2,051          2,033
  Govco
    4.790%, 06/07/06                                 2,375          2,373
    4.860%, 06/13/06                                10,000          9,984
  Greyhawk Funding LLC
    4.820%, 06/13/06                                10,000          9,984
    5.020%, 06/19/06                                15,000         14,962
    5.020%, 06/26/06                                10,000          9,965
  Liberty Street Funding
    5.010%, 06/06/06                                10,000          9,993
    5.010%, 06/16/06                                10,000          9,979
    5.020%, 07/25/06                                10,126         10,050
    5.060%, 08/15/06                                 5,000          4,947

                                                     Par          Value
                                                    (000)         (000)
    5.140%, 08/15/06                               $ 1,541       $  1,524
  Market Street Funding
    5.010%, 06/12/06                                10,000          9,985
    4.890%, 07/05/06                                10,000          9,954
    5.010%, 07/06/06                                10,000          9,951
  New Center Asset Trust
    5.020%, 06/16/06                                15,000         14,969
    5.030%, 06/21/06                                 8,750          8,725
  Old Line Funding
    4.830%, 06/05/06                                10,000          9,995
  Park Avenue Receivables
    5.000%, 06/15/06                                20,000         19,961
  Perry Global Funding LLC
    4.850%, 06/02/06                                10,000          9,999
    5.060%, 08/09/06                                10,000          9,903
  Public Square Funding
    5.080%, 06/01/06                                40,000         40,000
  Scaldis Capital LLC
    4.730%, 06/02/06                                15,000         14,998
    4.850%, 06/26/06                                10,000          9,966
    4.840%, 07/17/06                                10,000          9,938
    5.030%, 07/25/06                                 5,000          4,962
  Sheffield Receivables
    5.010%, 06/15/06                                15,000         14,971
    5.010%, 06/20/06                                10,000          9,974
    5.100%, 08/03/06                                10,000          9,911
  Solitaire Funding
    5.010%, 06/05/06                                10,000          9,994
    4.895%, 07/05/06                                10,000          9,954
  Three Pillars Funding
    5.030%, 06/28/06                                10,042         10,004
    4.980%, 07/20/06                                10,000          9,932
  Three Rivers Funding
    5.010%, 06/13/06                                15,000         14,975
    5.020%, 06/22/06                                10,000          9,971
    5.020%, 07/26/06                                10,000          9,923
  Thunder Bay Funding LLC
    4.940%, 07/10/06                                12,000         11,936
    4.970%, 07/17/06                                15,450         15,352
  Variable Funding Capital
    4.900%, 06/02/06                                10,000          9,999
    4.920%, 06/19/06                                10,000          9,975
                                                                 ========
                                                                  614,384
-------------------------------------------------------------------------
Financial Services - 7.8%
  Allianz Finance
    4.780%, 06/06/06                                15,000         14,990
    4.900%, 07/12/06                                15,000         14,916
  Dexia Delaware LLC
    4.910%, 06/19/06                                10,000          9,976
  HBOS Treasury Services
    4.850%, 06/15/06                                10,600         10,580
    5.100%, 08/09/06                                 3,700          3,664
  ING America Insurance Holdings
    4.900%, 07/19/06                                 6,000          5,961
  ING Funding LLC
    4.995%, 07/05/06                                 7,000          6,967
    5.050%, 08/03/06                                 8,680          8,603
  National Rural Utilities Cooperative Finance
    5.020%, 06/26/06                                20,000         19,930
  UBS Finance
    4.860%, 06/06/06                                 6,400          6,396
    4.990%, 07/06/06                                 7,600          7,563

                                                     Par          Value
                                                    (000)         (000)
Financial Services - continued
    5.050%, 07/13/06                               $10,000       $  9,941
                                                                 ========
                                                                  119,487
-------------------------------------------------------------------------
Total Commercial Paper
  (Cost $806,678)                                                 806,678
-------------------------------------------------------------------------
CORPORATE BONDS - 14.0%
Banks - 7.1%
  American Express Bank (FRN)
    5.041%, 01/26/07                                 5,000          5,000
  ANZ National Bank (FRN) (MTN)
    4.940%, 06/12/06                                 6,000          6,000
  Barclays Bank PLC (FRN)
    5.023%, 06/21/06                                10,000         10,000
  Credit Suisse First Boston (FRN) (MTN)
    5.210%, 06/19/06                                 2,000          2,000
  JPMorgan Chase (FRN) (MTN)
    5.060%, 12/18/06                                 6,800          6,806
  Royal Bank of Scotland (FRN)
    4.979%, 07/05/06                                10,000         10,000
    5.218%, 11/24/06 (A)                            15,500         15,502
  State Street Bank & Trust (FRN)
    5.189%, 11/22/06                                 1,000          1,000
    4.880%, 12/15/06                                10,100         10,099
  U.S. Bank (FRN)
    5.126%, 07/28/06                                 3,205          3,205
  Wachovia Bank (FRN)
    5.050%, 10/02/06                                 7,000          7,000
  Wells Fargo (FRN)
    4.980%, 06/12/06                                 9,000          9,000
    5.000%, 09/15/06                                23,000         23,009
                                                                 ========
                                                                  108,621
-------------------------------------------------------------------------
Financial Services - 5.9%
  American Express Credit (FRN) (MTN)
    5.220%, 09/19/06                                 5,100          5,103
  American Honda Finance (FRN)
    5.198%, 07/11/06 (A)                             8,500          8,502
  General Electric Capital (FRN)
    5.060%, 09/18/06                                10,000         10,004
  Goldman Sachs (FRN) (MTN)
    5.062%, 08/01/06                                 5,000          5,000
    5.280%, 10/27/06                                 5,875          5,879
    5.162%, 01/09/07                                 5,080          5,085
  Greenwich Capital
    5.019%, 10/05/06                                 5,000          5,000
  Merrill Lynch (FRN) (MTN)
    5.280%, 10/27/06                                15,040         15,051
    5.050%, 05/29/07                                15,000         15,000
  PACCAR Financial (FRN) (MTN)
    4.750%, 06/05/06                                15,000         15,000
                                                                 ========
                                                                   89,624
-------------------------------------------------------------------------
Insurance - 1.0%
  Metropolitan Life Global Funding I (FRN)
    5.370%, 08/28/06 (A)                            14,000         14,005
  Principal Life Global Funding I (FRN)
    5.310%, 11/13/06 (A)                             1,000          1,001
                                                                 ========
                                                                   15,006
-------------------------------------------------------------------------
Total Corporate Bonds
  (Cost $213,251)                                                 213,251
-------------------------------------------------------------------------

                                                     Par          Value
                                                    (000)         (000)
CERTIFICATES OF DEPOSIT - 7.5%
Domestic - 0.4%
  Wells Fargo Bank
    5.120%, 03/09/07                               $ 6,000       $  5,992
-------------------------------------------------------------------------
Euro - 3.3%
  BNP Paribas
    5.090%, 12/13/06                                15,000         14,989
  Deutsche Bank
    5.160%, 10/13/06                                15,000         15,000
  HSBC Bank
    5.250%, 11/08/06                                10,000         10,001
  Societe Generale
    4.910%, 11/07/06                                10,000          9,995
                                                                 ========
                                                                   49,985
-------------------------------------------------------------------------
Yankee - 3.8%
  BNP Paribas NY
    4.580%, 06/06/06                                10,000         10,000
  Credit Suisse NY
    5.380%, 05/15/07                                10,000         10,000
  Credit Suisse NY (FRN)
    4.930%, 09/26/06                                 1,000          1,000
  Deutsche Bank NY
    4.250%, 08/10/06                                 2,350          2,346
  Fortis Bank NY
    5.035%, 07/03/06                                 7,000          7,000
  Rabobank Nederland NY
    4.600%, 06/15/06                                 5,000          5,000
  Societe Generale NY
    4.620%, 07/10/06                                 8,000          8,000
  Svenska Handelsbanken NY
    5.055%, 02/20/07                                10,000          9,997
  UBS AG CT
    4.210%, 08/25/06                                 2,500          2,495
    4.215%, 08/28/06                                 2,650          2,644
                                                                 ========
                                                                   58,482
-------------------------------------------------------------------------
Total Certificates of Deposit
  (Cost $114,459)                                                 114,459
-------------------------------------------------------------------------
MUNICIPAL SECURITIES - 4.2%
California - 0.6%
  Tulare County Public Financing Authority,
    Millenium Fund Program (RB)
    (LOC - Bayerische Landesbank) (VRDN)
    4.870%, 08/01/34                                 8,263          8,263
-------------------------------------------------------------------------
Colorado - 0.3%
  Denver City & County School District (COP)
    Series A (AMBAC) (VRDN)
    5.060%, 12/15/18                                 4,870          4,870
-------------------------------------------------------------------------
Connecticut - 0.5%
  Connecticut State Housing Finance Authority
    (RB) Series F-1 (AMBAC) (VRDN)
    5.000%, 11/15/16                                 7,940          7,940
-------------------------------------------------------------------------
Georgia - 0.3%
  The Ultima @ Eagles Landing LLC (RB) (LOC -
    SunTrust Bank) (VRDN)
    5.130%, 04/01/25                                 4,750          4,750
-------------------------------------------------------------------------

                                                                              11

Allegiant Advantage Institutional Money Market Fund
STATEMENT OF NET ASSETS
May 31, 2006

                                                     Par          Value
                                                    (000)         (000)
MUNICIPAL SECURITIES - continued
Massachusetts - 0.6%
  Massachusetts State Housing Finance Agency
    (RB) Series A (FSA) (VRDN)
    5.060%, 01/01/44                               $ 8,808       $  8,808
-------------------------------------------------------------------------
Ohio - 0.6%
  Southwestern Ohio Water
    5.090%, 05/01/36                                 2,300          2,300
  Tennis for Charity (RB) (LOC - JP Morgan
    Chase) (VRDN)
    5.060%, 12/01/29                                 6,500          6,500
                                                                 ========
                                                                    8,800
-------------------------------------------------------------------------
Tennessee - 0.8%
  Tennessee State (TECP)
    4.900%, 06/01/06                                10,000         10,000
    4.900%, 06/02/06                                 2,400          2,400
                                                                 ========
                                                                   12,400
-------------------------------------------------------------------------
Texas - 0.5%
  Texas State (GO) (VRDN)
    5.060%, 06/01/20                                 7,000          7,000
-------------------------------------------------------------------------
Total Municipal Securities
  (Cost $62,831)                                                   62,831
-------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 2.8%
Federal Home Loan Bank - 0.5%
  Federal Home Loan Bank (FRN)
    4.805%, 12/22/06                                 8,000          7,997
-------------------------------------------------------------------------
Federal National Mortgage Association - 2.3%
  Federal National Mortgage Association
    3.020%, 06/01/06                                25,000         25,000
  Federal National Mortgage Association (FRN)
    4.725%, 09/07/06                                10,000          9,999
                                                                  ========
                                                                   34,999
-------------------------------------------------------------------------
Total U.S. Government Agency Obligations
  (Cost $42,996)                                                   42,996
-------------------------------------------------------------------------
MASTER NOTES - 1.3%
Banks - 1.3%
  Banc of America (FRN)
    5.132%, 11/12/06                                10,000         10,000
    5.132%, 11/6/06                                 10,000         10,000
-------------------------------------------------------------------------
Total Master Notes
  (Cost $20,000)                                                   20,000
-------------------------------------------------------------------------
FUNDING AGREEMENTS - 1.3%
  MetLife Funding Agreement
    4.990%, 09/18/06 (B)                            10,000         10,000
  New York Life Funding Agreement (FRN)
    5.050%, 06/07/06 (B)                            10,000         10,000
-------------------------------------------------------------------------
Total Funding Agreements
  (Cost $20,000)                                                   20,000
-------------------------------------------------------------------------

                                                  Number          Value
                                                 of Shares        (000)
MONEY MARKET FUND - 1.1%
  BlackRock Liquidity Funds TempFund            16,750,000        $16,750
  (Cost $16,750)
-------------------------------------------------------------------------
CASH EQUIVALENT - 0.3%
  PNC Bank Money Market Account(+)(+)            4,661,921          4,662
  (Cost $4,662)
-------------------------------------------------------------------------

                                                    Par
                                                   (000)
REPURCHASE AGREEMENTS - 14.5%
  Bank of America
    5.030% (dated 05/31/06, due 06/01/06,
    repurchase price $60,008,383,
    collateralized by Federal Home Loan
    Mortgage Corporation Bond and Federal
    National Mortgage Association Bond,
    0.635% to 5.000%, due 05/01/21 to
    05/01/36, total market value $
    61,200,000)                                    $60,000         60,000
  Deutsche Bank
    5.040% (dated 05/31/06, due 06/01/06,
    repurchase price $60,008,400,
    collateralized by Federal Home Loan
    Mortgage Corporation Bonds and Federal
    National Mortgage Association Bonds,
    3.151% to 5.800%, due 12/01/28 to
    02/01/37, total market value $
    61,200,000)                                     60,000         60,000
  Greenwich Capital
    5.030% (dated 05/31/06, due 06/01/06,
    repurchase price $50,006,986,
    collateralized by Federal Home Loan
    Mortgage Corporation Bond and Federal
    National Mortgage Association Bond,
    5.569% to 5.771%, due 05/01/36, total
    market value $51,002,734)                       50,000         50,000
  Morgan Stanley
    5.030% (dated 05/31/06, due 06/01/06,
    repurchase price $50,006,986,
    collateralized by Federal National
    Mortgage Association Bonds, 4.760% to
    5.089%, 04/01/33 to 11/01/35, total
    market value $51,218,528)                       50,000         50,000
-------------------------------------------------------------------------
Total Repurchase Agreements
  (Cost $220,000)                                                 220,000
-------------------------------------------------------------------------

Total Investments - 100.0%
  (Cost $1,521,627)*                                            1,521,627
-------------------------------------------------------------------------

Other Assets & Liabilities - 0.0%

  Dividends Payable
    Institutional Class                                            (3,422)
  Investment Advisory Fees Payable                                   (132)
  Administration Fees Payable                                         (17)
  Custody Fees Payable                                                 (7)
  Trustees' Fees Payable                                               (2)
  Other                                                             3,903
-------------------------------------------------------------------------
Total Other Assets & Liabilities                                      323
-------------------------------------------------------------------------

TOTAL NET ASSETS - 100.0%                                     $ 1,521,950
-------------------------------------------------------------------------

                                                                 Value
                                                                 (000)
Net Assets:
Shares of Beneficial Interest (Unlimited
  Authorization - No Par Value)                                $1,521,927
Undistributed Net Investment Income                                    24
Accumulated Net Realized Loss on Investments                          (1)
-------------------------------------------------------------------------
Total Net Assets                                               $1,521,950
-------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share - Institutional Class
  ($1,521,950,177 / 1,521,951,236 outstanding
  shares of beneficial interest)                               $     1.00
-------------------------------------------------------------------------
Net Asset Value and Redemption
  Price Per Share - Advisor Class ($10 / 10
  outstanding shares of beneficial interest)                   $     1.00
-------------------------------------------------------------------------

* Also cost for federal income tax purposes.
(+) The rate shown is the effective yield at purchase date.
(+)(+) See Note 3 in Notes to Financial Statements.
(A) Security exempt from registration under Rule 144A of the Securities Act of
    1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities is (000) $39,010 and represents 2.6% of net assets as of May 31, 2006.
(B) Illiquid Security. Total market value of illiquid securities is (000)
    $20,000 and represents 1.3% of net assets as of May 31, 2006.

AMBAC - American Municipal Bond Assurance Corporation
COP - Certificate of Participation
FRN - Floating Rate Note: the rate shown is the rate in effect on May 31, 2006, and the date shown is the final maturity date, not the next reset or put date. The rate floats based on a predetermined index.
FSA - Federal Security Assurance
GO - General Obligation
LLC - Limited Liability Company
LOC - Letter of Credit
MTN - Medium Term Note
PLC - Public Liability Company
RB - Revenue Bond
TECP - Tax Exempt Commercial Paper
VRDN - Variable Rate Demand
Note: the rate shown is the rate in effect on May 31, 2006, and the date shown is the final maturity date, not the next reset or put date.

See Notes to Financial Statements.

                                                                              13

Allegiant Advantage Institutional Money Market Fund
STATEMENT OF OPERATIONS (000)
For the Year Ended May 31, 2006

Investment Income:
Interest                                                         $ 41,764
Income from affiliate/(1)/                                            480
-------------------------------------------------------------------------
Total Investment Income                                            42,244
-------------------------------------------------------------------------
Expenses:
Investment advisory fees                                            1,484
Administration fees                                                   141
12b-1 fees:
 Institutional Class                                                   89
Transfer agent fees                                                    54
Custodian fees                                                         73
Professional fees                                                      88
Pricing service fees                                                    3
Printing and shareholder reports                                       32
Registration and filing fees                                          162
Trustees' fees                                                         28
Miscellaneous                                                          44
-------------------------------------------------------------------------
Total Expenses                                                      2,198
-------------------------------------------------------------------------
Less:
 Waiver of investment advisory fees                                  (529)
-------------------------------------------------------------------------
Net Expenses                                                        1,669
-------------------------------------------------------------------------
Net Investment Income                                              40,575
-------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations             $ 40,575
=========================================================================

/(1)/ See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements.

                            Allegiant  Advantage Institutional Money Market Fund
                                       STATEMENTS OF CHANGES IN NET ASSETS (000)

                                                                 For the             For the Period
                                                               Year Ended          October 28, 2004**
                                                              May 31, 2006           to May 31, 2005
Investment Activities:
Net investment income                                         $     40,575            $     7,894
Net realized loss on investments sold                                    -                     (1)
-------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                40,575                  7,893
-------------------------------------------------------------------------------------------------
Dividends to Shareholders:
Dividends from net investment income:
 Institutional Class                                               (40,575)                (7,794)
 Advisor Class                                                           -                   (100)
-------------------------------------------------------------------------------------------------
Total dividends                                                    (40,575)                (7,894)
-------------------------------------------------------------------------------------------------
Share Transactions (all at $1.00 per share):
 Proceeds from shares issued:
 Institutional Class                                             4,801,519              3,256,064
 Advisor Class                                                           -                 20,000
Reinvestment of dividends:
 Institutional Class                                                16,615                  2,354
 Advisor Class                                                           -                     81
-------------------------------------------------------------------------------------------------
Total proceeds from shares issued and reinvested                 4,818,134              3,278,499
-------------------------------------------------------------------------------------------------
Value of shares redeemed:
 Institutional Class                                            (3,972,601)            (2,582,000)
 Advisor Class                                                           -                (20,081)
-------------------------------------------------------------------------------------------------
Total value of shares redeemed                                  (3,972,601)            (2,602,081)
-------------------------------------------------------------------------------------------------
Increase in net assets from share transactions                     845,533                676,418
-------------------------------------------------------------------------------------------------
Total increase in net assets                                       845,533                676,417
-------------------------------------------------------------------------------------------------
Net Assets:
 Beginning of year                                                 676,417                      -
-------------------------------------------------------------------------------------------------
 End of year*                                                 $  1,521,950            $   676,417
=================================================================================================
 *Including undistributed net investment income               $         24            $        23
=================================================================================================

** Commencement of operations.

See Notes to Financial Statements.

                                                                              15

Allegiant Advantage Institutional Money Market Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2006

1. Fund Organization

The Allegiant Advantage Fund (the "Trust") was organized as a Massachusetts business trust on May 18, 1993 and is registered under the Investment Company
Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust currently offers one diversified investment portfolio, the
Institutional Money Market Fund (the "Fund"). The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has two classes of shares outstanding, the Institutional Class and the Advisor Class which commenced operations on October 28, 2004 and November 19, 2004, respectively. Each share class is sold without a sales charge, represents an interest in the same portfolio of investments of the Fund, and is substantially the same in all respects, except that the Advisor Class is subject to a shareholder services fee.

2. Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the
Fund.

Investment Valuation

The investments of the Fund, other than investments in other money market funds, are valued at amortized cost, which approximates market value. The amortized cost method values an investment at its cost at the time of purchase and thereafter assumes a constant accretion of discount or amortization of premium to maturity. If this method is determined to be unreliable during certain market conditions or for other reasons, the Fund may value its investments at market price or fair value prices may be determined in good faith using methods approved by the Board of Trustees. No such investments held at May 31, 2006 were valued at other than amortized cost.

Investments in other money market funds are valued at their respective net asset values as determined by those funds each business day.

Investment Transactions, Investment Income and Expenses

Investment transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums are accreted and amortized, respectively, to interest income over the lives of the respective investments. Distribution (12b-1) fees and shareholder services fees relating to a specific Class are charged directly to that Class. Expenses common to both
Classes, investment income, and realized and unrealized gains and losses on investments are allocated to each Class based upon the relative daily net assets of each Class.

Dividends and Distributions to Shareholders

Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains will be distributed at least annually by the Fund.
Dividends and distributions to shareholders are recorded on the ex-dividend date.

Repurchase Agreements

Repurchase agreements are considered loans under the 1940 Act. In connection therewith, the Fund's custodian receives and holds collateral of not less than the repurchase price. If the value of the collateral falls below this amount, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and any resulting loss may be subject to legal proceedings.

3. Investment Advisory Fees and Other Transactions with Affiliates

Investment Advisory Fees

Fees paid by the Fund pursuant to the Advisory Agreement with Allegiant Asset
Management Company (the "Adviser"), an indirect wholly owned subsidiary of NCC, are payable monthly and are calculated at an annual rate of 0.15% of the Fund's average daily net assets. The Adviser may, from time to time, waive any portion of its fees. Such waivers are voluntary and may be changed or discontinued at any time.

The waiver, which is calculated at an annual rate based on the Fund's average daily net assets, was 0.08% from June 1, 2005 to September 31, 2005; 0.06% from
October 1, 2005 to December 31, 2005; and was further reduced to 0.04% effective
January 1, 2006.

Custodian Fees

PFPC Trust Co., an affiliate of PFPC Inc. ("PFPC") (one of the Trust's
Co-Administrators), serves as the Trust's Custodian. For the period June 1, 2005 to February 20, 2006, PFPC Trust Co. received custodian fees at the following rates: (i) 0.007% of the first $5 billion of the Trust's average daily gross assets; (ii) 0.005% of the next $5 billion of the Trust's average daily gross assets; and (iii) 0.002% of the Trust's average daily gross assets in excess of
$10 billion. Effective February 21, 2006, PFPC Trust Co. succeeded National City
Bank ("NCB"), an affiliate of the Adviser, as Custodian for the Allegiant Funds
("Allegiant"), another registered investment company managed by the Adviser, except for International Equity and Balanced Allocation Funds, which were effective May 1, 2006. Pursuant to such Custodian change, effective February 21,
2006, custodian fees for the Trust and Allegiant were calculated as follows:
0.004% of the first $10 billion of the combined average daily gross assets of the Trust and Allegiant and 0.002% of the combined average daily gross assets in excess of $10 billion. The custodian fees are allocated to the Trust and
Allegiant based on each Fund's average daily net assets. PFPC Trust Co. receives other transaction-based charges and is reimbursed for out-of-pocket expenses.

Shareholder Services Fees

The Trust maintains a Shareholder Services Plan (the "Services Plan") with respect to the Advisor Class Shares in the Fund. Pursuant to such Services Plan, the Trust enters into shareholder servicing agreements with certain financial institutions under which they agree to provide shareholder administrative services to their customers who beneficially own Advisor Class Shares in consideration for payment at an annual rate of up to 0.05% of the average daily net assets attributable to the Fund's Advisor Class Shares held by a financial institution's customers.

Distribution/12b-1 Fees

The Trust and Professional Funds Distributor, LLC (the "Distributor") are
parties to a distribution agreement dated August 25, 2004. The Trust has adopted a distribution plan (the "Plan") for each share class in accordance with Rule
12b-1 under the 1940 Act. Pursuant to the Plan, the Trust compensates the
Distributor for direct and indirect costs and expenses incurred in connection with advertising, marketing and other distribution services in an amount not to exceed 0.02% per annum of the average daily net assets of each share class of the Fund. Effective January 1, 2006, 12b-1 fees were voluntarily reduced to
0.00%; the Plan has not been amended.

Trustees' Fees

The Trustees are paid for services rendered to the Trust and Allegiant which are allocated to the Trust and Allegiant based on their average daily net assets.
Each Trustee receives an annual fee of $40,000 plus $4,000 for each combined
Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board receives an additional fee of $25,000 per year and the Chairman of the Audit Committee receives an additional fee of $6,000 per year for their services in these capacities. Prior to January 1, 2006, each Trustee received an annual fee of $25,000 plus $4,000 for each combined Board meeting attended and reimbursement of out-of-pocket expenses. The Chairman of the Board received an additional fee of $21,000 per year and the Chairman of the Audit Committee received an additional $4,000 per year for their services in these capacities.
No person who is an officer, director, trustee, or employee of the Adviser, the
Distributor, or any parent or subsidiary thereof, who serves as an officer, trustee, or employee of the Trust receives any compensation from the Trust.

Trustees who receive fees are eligible for participation in the Trust's Deferred
Compensation Plan (the "Plan"), an unfunded, nonqualified deferred compensation plan. The Plan allows each eligible Trustee to defer receipt of all or a percentage of fees that would otherwise be payable for services performed.

Administration Fees

The Trust, PFPC and NCB are parties to a Co-Administration and Accounting
Services Agreement effective as of August 31, 2004, pursuant to which PFPC and
NCB have agreed to serve as Co-Administrators to the Trust. NCB does not receive any fees for its services as Co-Administrator. For its services as
Co-Administrator, PFPC receives fees at the following rates: 0.0146% of the first $1 billion of the Trust's average daily

                                                                              17

Allegiant Advantage Institutional Money Market Fund
NOTES TO FINANCIAL STATEMENTS
May 31, 2006

net assets and 0.0121% of the Trust's average daily net assets in excess of $1 billion. In addition, PFPC receives a base fee of $15,000 per annum. One of the officers of PFPC is Treasurer of the Trust.

Legal Fees

Expenses paid by the Trust for the year ended May 31,2006, include legal fees of
$48,073 paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

Affiliated Income

PFPC is a wholly owned subsidiary of PNC Financial Services Group Inc., which provides the Trust access to the PNC Money Market Account for short term investment needs. Income earned on this Account is reported as "Income from affiliate" in the Statement of Operations.

4. Federal Income Taxes

The Fund intends to continue to qualify as a "regulated investment company"
under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and
Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under U.S. generally accepted accounting principles. These book/tax differences are temporary or permanent in nature. The character of dividends and/or distributions made during the year from net investment income or net realized capital gains, and the timing of such dividends and/or distributions made in the fiscal year in which the amounts are distributed may differ from the year that the income or realized capital gains (losses) were recorded by the Fund. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. Accordingly, the following permanent differences have been reclassified to/from the following accounts:

                                        Undistributed Net      Accumulated
                                           Investment         Net Realized
                                             Income               Loss         Paid-in-Capital
                                              (000)              (000)             (000)
  Institutional Money Market Fund              $ 1                 $-              $   (1)
  --------------------------------------------------------------------------------------------

The tax character of dividends paid, in the amount of $40,574,977, during the year ended May 31, 2006 was ordinary income.

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                            Undistributed        Capital        Post-         Other            Total
                                              Ordinary            Loss         October      Temporary      Distributable
                                               Income         Carryforward      Losses     Differences       Earnings
                                                (000)             (000)         (000)         (000)            (000)
  Institutional Money Market Fund                $ 60             $ (1)          $ -*         $ (36)           $ 23
  ----------------------------------------------------------------------------------------------------------------------

* Amount represents less than $500.

Post-October losses represent losses realized on investment transactions from
November 1, 2005 through May 31, 2006 that, in accordance with Federal income tax regulations, a fund may elect to defer and treat as having arisen in the following year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. At May 31, 2006, the Fund had a capital loss carryforward of $901 available to offset future realized capital gains through May 31, 2014.

5. Market and Credit Risk

The Fund may invest up to 10% of net assets in illiquid securities. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price.

6. Indemnifications

In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is immaterial. The Fund expects the risk of loss to be remote pursuant to the contracts.

                                                                              19

--------------------------------------------------------------------------------
Proxy Voting

(Unaudited)

A description of the policies and procedures that Allegiant Advantage Fund uses to determine how to vote proxies relating to its portfolio securities as well as information regarding how Allegiant Advantage Fund voted proxies during the most recent 12-month period ending June 30, is available upon request, without charge, by calling 1-800-364-4890, visiting the Fund's website at
www.allegiantfunds.com, or the SEC's website at http://www.sec.gov.

Quarterly Schedule of Investments
(Unaudited)

The Form N-Q, which includes a complete schedule of investments, must be filed with the SEC within 60 days of the end of the Trust's first and third fiscal quarters. The Trust's Forms N-Q are available upon request, without charge, by calling 1-800-364-4890, visiting the Trust's website at www.allegiantfunds.com, on the SEC's website at http://www.sec.gov, or they may be reviewed and/or copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

                               Investment Adviser

                       Allegiant Asset Management Company
                          200 Public Square, 5th Floor
                              Cleveland, Ohio 44114

                                   Distributor

                       Professional Funds Distributor, LLC
                                 760 Moore Road
                       King of Prussia, Pennsylvania 19406

                                  Legal Counsel

                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                      Philadelphia, Pennsylvania 19103-6996

                  Independent Registered Public Accounting Firm

                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                        Philadelphia, Pennsylvania 19103

                                    Custodian

                                 PFPC Trust Co.
                        8800 Tinicum Boulevard, 4th Floor
                        Philadelphia, Pennsylvania 19153

[GRAPHIC OMITTED]

[GRAPHIC OMITTED]

                                                                 ADV-AR-001-0706

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that Dorothy A. Berry, Kelly J. Brennan, John F. Durkott, Richard W. Furst and Robert Neary is each qualified to serve as an audit committee financial expert serving on its audit committee and that each is “independent,” as defined by paragraph (a)(2) of this Item.

The board of trustees determined that Richard Furst qualified as an audit committee financial expert pursuant to paragraph (c)(4) of this Item because, in addition to his long service on the registrant’s board of trustees, (i) he holds graduate degrees in finance, (ii) he has been a professor of finance at, and dean of the business school for, a major U.S. university, and (iii) he has served on the audit committees of several other companies, including one that files reports with the Commission.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for the audit of the Registrant’s annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $19,225 and $17,500 for the fiscal years ended May 31, 2006 and 2005, respectively.

Audit-Related Fees

(b)	The aggregate fees billed for assurance and related services by the Registrant’s independent auditors that are reasonably related to the performance of the audit of the Registrant’s financial statements and not reported under paragraph (a) above were $0 and $0 for the fiscal years ended May 31, 2006 and 2005, respectively.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant’s independent auditors for services relating to the performance of the audit of the financial statements of the Registrant’s investment adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $120,268 and $102,260 for the Registrant’s fiscal years ended May 31, 2006 and 2005, respectively. This audit-related service was for the preparation of the Report on Controls Placed in Operation and Tests of Operating Effectiveness of the National City Trust Division.

Tax Fees

(c)	The aggregate fees billed for professional services rendered by the Registrant’s independent auditors for tax-related services were $0 and $0 for the fiscal years ended May 31, 2006 and 2005, respectively.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the Registrant’s independent auditors for tax-related services provided to the Registrant’s investment adviser and other services providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2006 and 2005, respectively.

All Other Fees

(d)	The aggregate fees billed for all professional services provided by the Registrant’s independent auditors to the Registrant other than those set forth in paragraphs (a), (b), and (c) above were $0 and $0 for the fiscal years ended May 31, 2006 and 2005, respectively.

The aggregate fees billed in each of the last two fiscal years for all professional services other than those set forth in paragraphs (b) and (c) above provided by the Registrant’s independent auditors to the Registrant’s adviser and other service providers under common control with the adviser and that relate directly to the operations or financial reporting of the Registrant were $0 and $0 for the Registrant’s fiscal years ended May 31, 2006 and 2005, respectively.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Audit Committee shall:

1.	Determine the firm to be employed as the Funds’ independent auditors and the terms of their engagement for the Funds’ audit and non-audit services.

(a)	The Audit Committee shall review and approve proposals for the independent auditors to render permissible non-audit services. The Audit Committee may adopt pre-approval policies and procedures, including both general pre-approvals and terms for specific case-by-case approvals, and may delegate the authority to grant such pre-approvals to one or more members of the Committee.

(b)	The pre-approval requirement may be waived with respect to the provision of non-audit services for the Funds if: (i) the aggregate amount of all such non-audit services provided to the Funds constitutes not more than 5% of the total amount of revenues paid by the Funds to its independent auditor during the fiscal year in which the non-audit services are provided; (ii) such services were not recognized at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

2.	Review and approve in advance with the independent auditors each non-audit engagement involving the Funds’ independent auditor and the Funds’ investment adviser and any entity controlling, controlled by or under common control with the adviser (“control affiliates”) where: (i) the investment adviser or its control affiliate provides ongoing services to the Funds; and (ii) the engagement relates directly to the operations and financial reporting of the Funds.

(a)	The pre-approval requirement may be waived if: (i) the aggregate amount of all services provided constitutes not more than 5% of the total amount of revenues paid to the Funds’ independent auditor by the Funds’ investment adviser and its control affiliates that provide ongoing services to the Funds during the fiscal year in which the services are provided that would have to be pre-approved by the Funds’ Audit Committee; (ii) such services were not recognized by the Funds’ adviser or its control affiliates (that provide ongoing services to the Fund) at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) 0%

(c) 0%

(d) 0%

(f)	Not applicable.

(g)	The aggregate non-audit fees billed in each of the last two fiscal years by the Registrant’s independent auditors for services rendered to the Registrant and to the its investment adviser and other service providers under common control with the adviser that provides ongoing services to the Registrant were $603,972 and $612,980 for the Registrant’s fiscal years ended May 31, 2006 and 2005, respectively. These services were for the preparation of the Report on Controls Placed in Operation and Tests of Operating Effectiveness of the National City Trust Division, reporting or AIMR examinations and for third-party compliance reports.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Schedule of Investments.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and 15d-15(b) under the Securities Exchange Act of 1934, as amended ( 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of ethics that is the subject of disclosure required by Item 2 is incorporated by reference to Exhibit (a)(1) of the registrant’s Form N-CSR filed on August 5, 2005 (Accession No. 0000935069-05-002094).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Allegiant Advantage Fund

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date July 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy L. Swanson
Timothy L. Swanson, President, Chief Executive Officer &
Chief Legal Officer
(principal executive officer)

Date July 31, 2006

By (Signature and Title)*	/s/ Patrick E. Glazar
Patrick E. Glazar, Treasurer
(principal financial officer)

Date July 31, 2006

*	Print the name and title of each signing officer under his or her signature.